Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ADVISER SERIES
Prospectus Date	rr_ProspectusDate	Aug. 31, 2022
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2022